CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 HKD	Apr. 30, 2012 USD ($)	Apr. 30, 2012 HKD	Apr. 30, 2011 USD ($)	Apr. 30, 2011 HKD
Allowance for doubtful accounts receivable		0		0		0
Common stock, par or stated value per share (in dollars per share)	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,292,228	14,292,228	14,352,903	14,352,903	16,733,196	16,733,196
Common stock, shares outstanding	14,292,228	14,292,228	14,352,903	14,352,903	16,733,196	16,733,196